Shareholder Report, Holdings (Details)	May 31, 2026
C000246537 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246537 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246537 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246537 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246537 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246537 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246537 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000246537 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000246537 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246537 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000246537 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130310 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130310 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130310 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130310 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130310 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000130310 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000130310 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000130310 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130310 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130310 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000130310 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073393 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073393 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073393 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073393 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073393 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000073393 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000073393 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073393 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000073393 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073393 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073393 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000073393 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000144 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000144 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000144 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000144 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000144 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000144 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000144 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000144 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000144 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000144 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000000144 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000142 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000142 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000142 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000142 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000142 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000142 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000142 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000142 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000142 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000142 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000000142 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%